Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	20
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$414,418,565.98	0.9890658	$384,628,733.17	0.9179683	$29,789,832.81
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$619,748,565.98	0.4825462	$589,958,733.17	0.4593514	$29,789,832.81

Weighted Avg. Coupon (WAC)	3.43%		3.43%
Weighted Avg. Remaining Maturity (WARM)	40.40		39.47
Pool Receivables Balance	$660,538,819.53		$629,673,420.77
Remaining Number of Receivables	51,146		50,005

Adjusted Pool Balance	$639,159,010.78		$609,369,177.97

III. COLLECTIONS

Principal:
Principal Collections	$30,001,840.73
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$708,703.70
Total Principal Collections	$30,710,544.43

Interest:
Interest Collections	$1,858,428.56
Late Fees & Other Charges	$50,878.65
Interest on Repurchase Principal	$-
Total Interest Collections	$1,909,307.21

Collection Account Interest	$1,033.99
Reserve Account Interest	$122.89
Servicer Advances	$-

Total Collections	$32,621,008.52

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	20
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$ 32,621,008.52
Reserve Account Release	$ -
Reserve Account Draw	$ -
Total Available for Distribution	$ 32,621,008.52

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$550,449.02		$550,449.02	$550,449.02
Collection Account Interest					$1,033.99
Late Fees & Other Charges					$50,878.65
Total due to Servicer					$602,361.66

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$348,802.29		$348,802.29
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$502,032.71		$502,032.71	$502,032.71

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$31,330,337.07

9. Regular Principal Distribution Amount:					$29,789,832.81

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$29,789,832.81
Class A-4 Notes		$-
Class A Notes Total:	$29,789,832.81	$29,789,832.81
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$29,789,832.81	$29,789,832.81

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,540,504.26

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$21,379,808.75
Beginning Period Amount	$21,379,808.75
Current Period Amortization	$1,075,565.95
Ending Period Required Amount	$20,304,242.80
Ending Period Amount	$20,304,242.80
Next Distribution Date Amount	$19,258,204.96

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.04%	3.19%	3.19%

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	20
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.79%	49,398	98.41%	$619,635,986.94
30 - 60 Days	0.95%	474	1.25%	$7,848,257.81
61 - 90 Days	0.22%	110	0.29%	$1,827,381.52
91 + Days	0.05%	23	0.06%	$361,794.50
		50,005		$629,673,420.77
Total
Delinquent Receivables 61 + days past due	0.27%	133	0.35%	$2,189,176.02
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	118	0.31%	$2,023,269.94
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	143	0.34%	$2,368,986.87
Three-Month Average Delinquency Ratio	0.26%		0.33%

Repossession in Current Period		39		$696,376.03
Repossession Inventory		85		$422,799.97

Charge-Offs
Gross Principal of Charge-Off for Current Period				$863,558.03
Recoveries				$(708,703.70)
Net Charge-offs for Current Period				$154,854.33

Beginning Pool Balance for Current Period				$660,538,819.53

Net Loss Ratio				0.28%
Net Loss Ratio for 1st Preceding Collection Period				0.40%
Net Loss Ratio for 2nd Preceding Collection Period				0.68%
Three-Month Average Net Loss Ratio for Current Period				0.45%

Cumulative Net Losses for All Periods				$9,501,720.82
Cumulative Net Losses as a % of Initial Pool Balance				0.71%

Principal Balance of Extensions				$2,501,045.82
Number of Extensions				146